Consolidated Statements of Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 2,251,657	$ 1,870,346	$ 1,526,424
Cost of sales:
Cost of sales	733,719	574,467	449,651
Acquisition-related intangible amortization	67,118	63,164	71,511
Total cost of sales	800,837	637,631	521,162
Gross profit	1,450,820	1,232,715	1,005,262
Operating expenses:
Research and development	189,964	149,072	157,448
Sales and marketing	456,392	413,684	391,906
General and administrative	128,076	111,678	112,262
Acquisition-related intangible amortization	18,542	20,811	29,973
Restructuring, acquisition, integration and other, net	27,762	150,005	199,778
Long-lived asset impairments	0	1,034	140,031
Total operating expenses	820,736	846,284	1,031,398
Income (loss) from operations	630,084	386,431	(26,136)
Other income (expense):
Interest income	9,555	10,032	22,113
Interest expense	(54,477)	(71,317)	(74,185)
Other income, net	40,671	114,326	432
Total other (expense) income, net	(4,251)	53,041	(51,640)
Income (loss) before income tax (benefit) expense	625,833	439,472	(77,776)
Income tax expense (benefit)	113,234	80,284	(36,321)
Net income (loss)	$ 512,599	$ 359,188	$ (41,455)
Basic earnings (loss) per common share (in USD per share)	$ 2.25	$ 1.57	$ (0.18)
Diluted earnings (loss) per common share (in USD per share)	$ 2.21	$ 1.53	$ (0.18)
Weighted-average common shares outstanding:
Basic (in shares)	227,983	228,427	226,777
Diluted (in shares)	232,034	234,214	226,777